Consolidated Statement of Comprehensive Loss	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2016 $ / shares	Jun. 30, 2016 EUR (€) shares	Jun. 30, 2015 $ / shares	Jun. 30, 2015 EUR (€) shares	Jun. 30, 2016 $ / shares	Jun. 30, 2016 EUR (€) shares	Jun. 30, 2015 $ / shares	Jun. 30, 2015 EUR (€) shares	Dec. 31, 2015 $ / shares	Dec. 31, 2015 EUR (€) shares	Dec. 31, 2014 $ / shares	Dec. 31, 2014 EUR (€) shares
Income Statement [Abstract]
Revenue		€ 379,406		€ 286,018		€ 779,492		€ 614,570		€ 1,138,634		€ 1,250,292
Cost of Goods Sold		48,086		33,981		115,325		85,674		164,118		156,300
Gross Profit		331,320		252,037		664,167		528,896		974,516		1,093,992
Operating expenses:
Research and development		0		15,672		0		38,898		71,512		69,114
Depreciation and Amortization		66,310		86,708		129,595		169,357		360,334		368,605
General and administrative		556,512		607,750		1,340,846		1,387,052		2,533,684		3,388,421
Total Operating expenses		622,822		710,130		1,470,441		1,595,307		2,965,530		3,826,140
Operating loss		(291,502)		(458,093)		(806,274)		(1,066,411)		(1,991,014)		(2,732,148)
Other income (expense)
Interest expense: Related Party		(1,247)		0		(1,247)		0		0		(80,093)
Interest expense: Other		(12,206)		(11,842)		(24,188)		(23,682)		(47,710)		(50,627)
Gain (loss) on foreign currency exchange		(408)		17,723		(1,214)		(74,147)		(63,711)		(105,685)
Loss on extinguishment of debt										0		(682,039)
Loss on extension of warrants										0		(146,488)
Change in fair value derivative liability		0		31,945		0		19,792		19,792		(252,633)
Total Other Income (expense)		(13,861)		37,826		(26,649)		(78,037)		(91,629)		(1,317,565)
Loss Before Provision for Income Taxes		(305,363)		(420,267)		(832,923)		(1,144,448)		(2,082,643)		(4,049,713)
Provision for income taxes		0		0		0		0		0		0
Net Loss		(305,363)		(420,267)		(832,923)		(1,144,448)		(2,082,643)		(4,049,713)
Preferred stock dividends		0		0		(88,318)		(82,446)		(167,777)		0
Net Loss available to common shareholders		(305,363)		(420,267)		(921,241)		(1,226,894)		(2,250,420)		(4,049,713)
Comprehensive Loss
Net Loss		(305,363)		(420,267)		(832,923)		(1,144,448)		(2,082,643)		(4,049,713)
Foreign Currency Translation Adjustment		2,921		19,076		2,921		(80,577)		(64,959)		(112,318)
Net Comprehensive Loss		€ (302,442)		€ (401,191)		€ (830,002)		€ (1,225,025)		€ (2,315,379)		€ (4,162,031)
Net Loss Per Share Basic and diluted | $ / shares	$ (0.03)		$ (0.04)		$ (0.08)		$ (0.11)		$ (0.21)		$ (0.39)
Weighted Average Number of Shares Outstanding - Basic and Diluted | shares		11,007,522		10,819,691		10,971,203		10,806,338		10,839,335		10,270,657